Pay vs Performance Disclosure - USD ($)	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 12, 2020	Mar. 31, 2021	Jan. 09, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)(2)	Summary Compensation Table Total for Meeker ($)	Summary Compensation Table Total for Joneja ($)	Compensation Actually Paid to Meeker ($)	Compensation Actually Paid to Joneja ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:(3)		Net Loss (in thousands) ($)	Company Selected Measure: Adjusted EBITDA (in thousands) ($)(4)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
2023	1,227,792	—	871,462	—	1,536,159	637,825	11.46	101.57	(61,519)	(31,265)
2022	432,692	4,643,141	(2,639,437)	25,181,223	928,518	(568,608)	29.95	120.09	(68,299)	(57,802)
2021	444,832	17,761,808	7,819,804	53,597,312	955,349	6,552,423	87.91	140.53	(31,391)	(7,854)

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote	During Fiscal Year 2021, Mr. Meeker served as our Principal Executive Officer (‘‘PEO’’) until September 12, 2020, when Mr. Joneja was appointed. Mr. Meeker then resumed the role of our PEO on January 10, 2022. Our other NEOs for the applicable fiscal years were as follows:
•Fiscal Year 2023: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman, Ms. Gustafson, Mr. Richburg and Mr. Yeaton
•Fiscal Year 2022: Ms. Koehler, Mr. Richburg, Mr. Sitaraman, Mr. Novotny, Mr. Toth and Mr. Yeaton
•Fiscal Year 2021: Mr. Toth and Mr. Kamali

Adjustment To PEO Compensation, Footnote	The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2023			2022			2021
	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)
Summary Compensation Table Total	1,227,792	—	1,536,159	432,692	4,643,141	928,518	444,832	17,761,808	955,349
Adjustments
Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table	(708,561)	—	(1,164,876)	—	(3,215,608)	(521,299)	—	(16,723,058)	(665,825)
Increase/deduction for the inclusion of Rule 402(v) Equity Values(*):
Fiscal year end fair value of awards granted during covered fiscal year	57,600	—	311,250	—	—	365,657	—	52,558,562	—
Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior fiscal years	(237,799)	—	(90,094)	(5,580,116)	—	(1,746,684)	6,152,467	—	5,848,488
Fair value as of vesting date of awards granted and vested in the same fiscal year	—	—	18,680	—	—	91,656	—	—	240,839
Fair value as of vesting date of awards granted in prior fiscal years	532,430	—	26,706	2,507,987	23,753,690	313,544	1,222,505	—	173,572
Fair value at the end of the prior fiscal year of awards granted in any prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—	—	—	—	—	—	—
Total	352,231	—	266,542	(3,072,129)	23,753,690	(975,827)	7,374,972	52,558,562	6,262,899
COMPENSATION ACTUALLY PAID	871,462	—	637,825	(2,639,437)	25,181,223	(568,608)	7,819,804	53,597,312	6,552,423
(*) Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) add the fair value as of the end of the covered fiscal year of all awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; (iv) add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (v) subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements. Any awards subject to performance-based vesting conditions are valued based on the attainment level as of the applicable vesting date or, in the case of awards that remain subject to performance conditions as of the end of the applicable fiscal year, based on the probably level of achievement as of such date.

Non-PEO NEO Average Total Compensation Amount					$ 1,536,159	$ 928,518	$ 955,349
Non-PEO NEO Average Compensation Actually Paid Amount					$ 637,825	(568,608)	6,552,423
Adjustment to Non-PEO NEO Compensation Footnote	The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2023			2022			2021
	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)
Summary Compensation Table Total	1,227,792	—	1,536,159	432,692	4,643,141	928,518	444,832	17,761,808	955,349
Adjustments
Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table	(708,561)	—	(1,164,876)	—	(3,215,608)	(521,299)	—	(16,723,058)	(665,825)
Increase/deduction for the inclusion of Rule 402(v) Equity Values(*):
Fiscal year end fair value of awards granted during covered fiscal year	57,600	—	311,250	—	—	365,657	—	52,558,562	—
Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior fiscal years	(237,799)	—	(90,094)	(5,580,116)	—	(1,746,684)	6,152,467	—	5,848,488
Fair value as of vesting date of awards granted and vested in the same fiscal year	—	—	18,680	—	—	91,656	—	—	240,839
Fair value as of vesting date of awards granted in prior fiscal years	532,430	—	26,706	2,507,987	23,753,690	313,544	1,222,505	—	173,572
Fair value at the end of the prior fiscal year of awards granted in any prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—	—	—	—	—	—	—
Total	352,231	—	266,542	(3,072,129)	23,753,690	(975,827)	7,374,972	52,558,562	6,262,899
COMPENSATION ACTUALLY PAID	871,462	—	637,825	(2,639,437)	25,181,223	(568,608)	7,819,804	53,597,312	6,552,423
(*) Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) add the fair value as of the end of the covered fiscal year of all awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; (iv) add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (v) subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements. Any awards subject to performance-based vesting conditions are valued based on the attainment level as of the applicable vesting date or, in the case of awards that remain subject to performance conditions as of the end of the applicable fiscal year, based on the probably level of achievement as of such date.

Compensation Actually Paid vs. Total Shareholder Return					Relationship Between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. Mr. Meeker's CAP fluctuated from $7,819,804 in fiscal year 2021 to a negative $2,639,437 in fiscal year 2022 to $871,462 in fiscal year 2023. These fluctuations were primarily the result of the increase, and then subsequent decrease, in the price of our common stock prior to, and after, the Business Combination as well as the timing of the Business Combination. Mr. Joneja's CAP decreased from $53,597,312 in fiscal year 2021 to $25,181,223 in fiscal year 2022, or 53.0%, primarily due to the result of the increase, and then subsequent decrease, in the price of our common stock prior to, and after, the Business Combination as well as the timing of the Business Combination. Mr. Joneja's CAP for fiscal year 2021 was primarily driven by the initial stock option award that Mr. Joneja received as an inducement to join the Company, the value of which increased by the end of fiscal year 2021 as a result of the timing of the Business Combination. Mr. Joneja has not exercised any portion of this stock option award, which is now underwater and will expire on June 30, 2023 and, thus, will recognize no value from such award despite it being reflected as CAP per SEC disclosure rules. The Average CAP for the Non-PEO NEOs in fiscal year 2021 was $6,552,423, which was primarily due to the unvested amount of a prior year grant to Mr. Kamali that was granted in such prior year and which increased in value as a result of the timing of the Business Combination and the fact that there were only two Non-PEO NEOs in fiscal year 2021. The Average CAP for the Non-PEO NEOs in fiscal year 2022 was a negative $568,608 compared to a positive $637,825 in fiscal year 2023. There is no discernible relationship between the CAP for our CEOs and the CAP for the Non-PEO NEOs.
Compensation Actually Paid vs. Net Income					Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and our Net Loss. Net income/(loss) is not a component of our executive compensation program. Our Net Loss increased 117.6% from fiscal year 2021 to fiscal year 2022 and then improved by 9.9% from fiscal year 2022 to fiscal year 2023, which was the result of the timing of the Business Combination in fiscal year 2022 and cost associated with becoming a public company in fiscal year 2023. As described above, Mr. Meeker's CAP fluctuated from positive in fiscal year 2021 to negative in fiscal year 2022 to positive again in fiscal year 2023, with such fluctuations driven primarily by fluctuations in our stock price during the applicable period. Mr. Joneja's CAP decreased from $53,597,312 in fiscal year 2021 to $25,181,223 in fiscal year 2022, or 53.0%, with such fluctuations driven primarily by fluctuations in our stock price during the applicable period. The Average CAP for the Non-PEO NEOs in fiscal year 2021 was $6,552,423, in fiscal year 2022 was a negative $568,608 and a positive $637,825 in fiscal year 2023, with such fluctuations driven primarily by fluctuations in our stock price during the applicable period.
Compensation Actually Paid vs. Company Selected Measure					Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Adjusted EBITDA. Our Adjusted EBITDA decreased over six-fold from fiscal year 2021 to fiscal year 2022 and then increased 45.9% from fiscal year 2022 to fiscal year 2023, which was the result of the timing of the Business Combination in fiscal year 2022 and costs associated with becoming a public company in fiscal year 2023. As described above, Mr. Meeker's CAP fluctuated from positive in fiscal year 2021 to negative in fiscal year 2022 to positive again in fiscal year 2023, with such fluctuations driven primarily by fluctuations in our stock price during the applicable period. Mr. Joneja's CAP decreased from $53,597,312 in fiscal year 2021 to $25,181,223 in fiscal year 2022, or 53.0%, with such fluctuations driven primarily by fluctuations in our stock price during the applicable period. The Average CAP for the Non-PEO NEOs in fiscal year 2021 was $6,552,423, in fiscal year 2022 was a negative $568,608 and a positive $637,825 in fiscal year 2023, with such fluctuations driven primarily by fluctuations in our stock price during the applicable period.
Total Shareholder Return Vs Peer Group					Relationship Between the Company’s TSR and the Peer Group TSR. TSR for the peer group disclosed in the table above remained relatively flat, increasing slightly by 1.6% from fiscal year 2021 to fiscal year 2023 as compared to the Company’s TSR, which decreased by 88.5% over the same time period.
Tabular List, Table

Most Important Financial Performance Measures:
Stock Price
Adjusted EBITDA

Total Shareholder Return Amount					$ 11.46	29.95	87.91
Peer Group Total Shareholder Return Amount					101.57	120.09	140.53
Net Income (Loss)					$ (61,519,000)	$ (68,299,000)	$ (31,391,000)
Company Selected Measure Amount					(31,265,000)	(57,802,000)	(7,854,000)
PEO Name	Mr. Meeker	Mr. Meeker	Mr. Joneja	Mr. Joneja	Mr. Meeker
Additional 402(v) Disclosure					The peer group for the Peer Group TSR for each listed fiscal year is the S&P Retail Internet Select Industry Index, which is the same peer group disclosed in our Annual Report on Form 10-K for the fiscal year ended March 31, 2023. The Peer Group TSR and the Company TSR reflect the cumulative total stockholder return on our common stock and the cumulative total return on the S&P Retail Internet Select Industry index. The numbers assume an initial investment of $100 in our common stock at the market close on December 18, 2020, which was the first day on which our common stock commenced trading on its own, through March 31, 2023, the last business day of our 2023 fiscal year. The Peer Group TSR equals stock price appreciation plus reinvestment of dividends.
Measure:: 1
Pay vs Performance Disclosure
Name					Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description					The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link Compensation Actually Paid to the PEO and the Other NEOs in fiscal year 2023 to the Company’s performance. For purposes of the fiscal year 2023 annual cash incentive program, adjusted EBITDA is defined as net income (loss), adjusted to exclude: (1) interest expense; (2) depreciation and amortization; (3) stock-based compensation expense; (4) change in fair value of warrants and derivatives; (5) sales and use tax expense; (6) restructuring charges related to reduction in force payments; (7) executive transition costs; (8) duplicative rent expense incurred during the relocation of our corporate headquarters; (9) impairment of assets; (10) transaction costs; (11) demurrage fees related to freight; and (11) other one-time items not viewed as indicative of our day-to-day performance.
Mr. Meeker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,227,792	$ 432,692	$ 444,832
PEO Actually Paid Compensation Amount					871,462	(2,639,437)	7,819,804
Mr. Joneja [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	4,643,141	17,761,808
PEO Actually Paid Compensation Amount					0	25,181,223	53,597,312
PEO | Mr. Meeker [Member] | Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(708,561)	0	0
PEO | Mr. Meeker [Member] | Year end fair value of awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					57,600	0	0
PEO | Mr. Meeker [Member] | Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(237,799)	(5,580,116)	6,152,467
PEO | Mr. Meeker [Member] | Fair value as of vesting date of awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	0
PEO | Mr. Meeker [Member] | Fair value as of vesting date of awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					532,430	2,507,987	1,222,505
PEO | Mr. Meeker [Member] | Fair value at the end of the prior year of awards granted in any prior years that fail to meet vesting conditions in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	0
PEO | Mr. Meeker [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					352,231	(3,072,129)	7,374,972
PEO | Mr. Joneja [Member] | Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	(3,215,608)	(16,723,058)
PEO | Mr. Joneja [Member] | Year end fair value of awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	52,558,562
PEO | Mr. Joneja [Member] | Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	0
PEO | Mr. Joneja [Member] | Fair value as of vesting date of awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	0
PEO | Mr. Joneja [Member] | Fair value as of vesting date of awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	23,753,690	0
PEO | Mr. Joneja [Member] | Fair value at the end of the prior year of awards granted in any prior years that fail to meet vesting conditions in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	0
PEO | Mr. Joneja [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	23,753,690	52,558,562
Non-PEO NEO | Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(1,164,876)	(521,299)	(665,825)
Non-PEO NEO | Year end fair value of awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					311,250	365,657	0
Non-PEO NEO | Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					(90,094)	(1,746,684)	5,848,488
Non-PEO NEO | Fair value as of vesting date of awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					18,680	91,656	240,839
Non-PEO NEO | Fair value as of vesting date of awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					26,706	313,544	173,572
Non-PEO NEO | Fair value at the end of the prior year of awards granted in any prior years that fail to meet vesting conditions in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards					0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 266,542	$ (975,827)	$ 6,262,899